Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 803
Year 2	604
Year 3	731
Year 4	700
Year 5	750
During 5 years	3,588
Years 6-10	1,850
Thereafter	7,695
Total	13,133
Interest Payments	$ 8,369
Weighted Average Interest Rate (as a percent)	3.80%
Year 1 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 492
Weighted Average Interest Rate (as a percent)	2.10%
Year 2 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 477
Weighted Average Interest Rate (as a percent)	3.20%
Year 3 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 461
Weighted Average Interest Rate (as a percent)	1.70%
Year 4 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 446
Weighted Average Interest Rate (as a percent)	2.50%
Year 5 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 428
Weighted Average Interest Rate (as a percent)	2.30%
5 Years, Total [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,304
Weighted Average Interest Rate (as a percent)	2.30%
Years 6-10 [Member ]
Long-Term Debt Principal Repayments
Interest Payments	$ 1,992
Weighted Average Interest Rate (as a percent)	3.70%
Thereafter [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 4,073
Weighted Average Interest Rate (as a percent)	4.60%